NON-CURRENT ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
NON-CURRENT ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS

12)	NON-CURRENT ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS

	R$ thousands
	On December 31, 2025	On December 31, 2024
Non-current assets held for sale and discontinued operations
Real estate	1,184,225	1,082,436
Vehicles and similar	426,895	343,948
Machinery and equipment	1,742	546
Other (1)	2,144,640	2,068,020
Total	3,757,502	3,494,950
(1)	Includes R$ 2,060,445 thousand of shares in publicly held companies received as payment, intended for disposal and available for sale.

The properties or other non-current assets received in total or partial settlement of the payment obligations of debtors are considered as non-operating assets held for sale in auctions, which normally occur in up to one year. Non-current assets held for sale and discontinued operations are those for which selling expectation, in their current condition, is highly probable to occur within a year.